GE INSTITUTIONAL FUNDS

U.S. Equity Fund

Supplement dated March 23, 2011

To the Summary Prospectus dated January 28, 2011

U.S. Equity Fund

Effective May 1, 2011, George A. Bicher will resign as a portfolio manager for the U.S. Equity Fund, as he transitions into a new role within GE Asset Management Incorporated (“GEAM”). David B. Carlson, the Chief Investment Officer of U.S. Equities at GEAM, will be added as a portfolio manager of the U.S. Equity Fund. Mr. Carlson and Paul C. Reinhardt will co-manage the portion of the U.S. Equity Fund’s assets previously managed by Mr. Bicher.

In light of the foregoing change to the U.S. Equity Fund’s portfolio management, the U.S. Equity Fund’s Summary Prospectus is revised as follows, effective May 1, 2011:

1. On page 3 of the Summary Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	Less than 1 year	Chief Investment Officer—U.S. Equities
Stephen V. Gelhaus	9 years	Senior Vice President
Thomas R. Lincoln	3 years	Senior Vice President
Paul C. Reinhardt	10 years	Senior Vice President

This Supplement should be retained with your Summary Prospectus for future reference.

GE INSTITUTIONAL FUNDS

U.S. Equity Fund

Supplement dated March 23, 2011

To the Prospectus dated January 28, 2011

U.S. Equity Fund

Effective May 1, 2011, George A. Bicher will resign as a portfolio manager for the U.S. Equity Fund, as he transitions to a new role within GE Asset Management Incorporated (“GEAM”). David B. Carlson, the Chief Investment Officer of U.S. Equities at GEAM, will be added as a portfolio manager of the U.S. Equity Fund. Mr. Carlson and Paul C. Reinhardt will co-manage the portion of the U.S. Equity Fund’s assets previously managed by Mr. Bicher.

In light of the foregoing change to the U.S. Equity Fund’s portfolio management, the U.S. Equity Fund’s Statutory Prospectus is revised as follows, effective May 1, 2011:

1. On page 4 of the Prospectus, the sub-section entitled “Portfolio Managers” under the section entitled “Portfolio Management” is deleted in its entirety and replaced with the following:

Portfolio Manager	Portfolio manager experience in this Fund	Primary title with Investment Adviser
David B. Carlson	Less than 1 year	Chief Investment Officer—U.S. Equities
Stephen V. Gelhaus	9 years	Senior Vice President
Thomas R. Lincoln	3 years	Senior Vice President
Paul C. Reinhardt	10 years	Senior Vice President

2. On page 56 of the Prospectus under the section entitled “About the Investment Adviser—About the Funds’ Portfolio Managers,” the first paragraph under the heading “Portfolio Management Teams” is deleted in its entirety and replaced with the following:

The U.S. Equity Fund is managed by a team of portfolio managers that includes David B. Carlson, Stephen V. Gelhaus, Thomas R. Lincoln and Paul C. Reinhardt. Each of the foregoing portfolio managers manages (or co-manages) one of three sub-portfolios, which comprise the Fund. A sub-portfolio refers to the portion of the Fund’s assets that are allocated to, and managed by, a particular manager on the Fund’s portfolio management team. The three sub-portfolios are managed independently of each other and the portfolio managers have full discretion over their sub-portfolio. The weightings to each sub-portfolio in the Fund can be changed at any time but generally remain stable for 18 to 24 months.

3. On page 56 of the Prospectus under the section entitled “About the Investment Adviser—About the Funds’ Portfolio Managers,” the biography for George A. Bicher under the heading “Portfolio Manager Biographies” is deleted in its entirety. Additionally, the biography for David B. Carlson, is deleted in its entirety and replaced with the following:

David B. Carlson is Chief Investment Officer—U.S. Equities at GE Asset Management. He manages the overall U.S. equity investments for GE Asset Management. Mr. Carlson has served as the portfolio manager for the Premier Growth Equity Fund since the Fund’s commencement, and began serving as a portfolio manager for the U.S. Equity Fund effective May 1, 2011. Mr. Carlson joined GE Asset Management in 1982 as a securities analyst for investment operations. He became a Vice President for Mutual Fund Portfolios in 1987, a Senior Vice President in 1989, and an Executive Vice President in 2003.

This Supplement should be retained with your Prospectus for future reference.

GE INSTITUTIONAL FUNDS

U.S. Equity Fund

Supplement dated March 23, 2011

To the Statement of Additional Information Dated January 28, 2011

Effective May 1, 2011, George A. Bicher will resign as a portfolio manager for the U.S. Equity Fund, as he transitions into a new role within GE Asset Management Incorporated (“GEAM”). David B. Carlson, the Chief Investment Officer of U.S. Equities at GEAM, will be added as a portfolio manager of the U.S. Equity Fund. Mr. Carlson and Paul C. Reinhardt will co-manage the portion of the U.S. Equity Fund’s assets previously managed by Mr. Bicher.

In light of the foregoing change to the U.S. Equity Fund’s portfolio management, this supplement revises the statement of additional information (the “SAI”) for the U.S. Equity Fund (the “Fund”) of GE Institutional Funds, Inc., effective as of May 1, 2011.

1. On page 60 of the SAI, the reference to “Other Accounts Managed” for George A. Bicher for the U.S. Equity Fund is deleted and replaced with the following:

Fund/Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Dollar Range of Fund Securities Owned

U.S. Equity Fund

David B. Carlson*	4 Accounts with $2.25 billion in total assets managed.[1]	0 Pooled Investment Vehicles with $-0- in total assets managed.[1]	14 Other Accounts with $2.3 billion in total assets managed, of which the fee for 1 account with $37.4 million in total assets is based on the performance of the accounts.[1]	None

*	Other Accounts Managed Information is as of December 31, 2010.

This supplement should be retained with your SAI for future reference.